Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment [Line Items]
Short-term investments	$ 580,026	$ 1,038,037
Unrestricted
Investment [Line Items]
Short-term investments	489,596	1,012,425
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	90,430	25,612
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest earning demand and term deposits
Investment [Line Items]
Short-term investments	90,430	25,612
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	415,072	639,133
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	74,524	321,850
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	$ 0	$ 51,442